Maxim Ariel MidCap Value Portfolio
Portfolio Summary Maxim Ariel MidCap Value Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses shown would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Maxim Ariel MidCap Value Portfolio		Initial Class	Class L
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.37%	0.37%
Total Annual Portfolio Operating Expenses		1.32%	1.57%
Expense Reimbursement	[1]	0.22%	0.22%
Total Annual Portfolio Operating Expenses After Expense Reimbursement		1.10%	1.35%
[1]	MCM has contractually agreed to pay expenses (which include the sum of its management fees and expenses paid directly by the Portfolio, excluding 12b-1 fees) that exceed 1.10% of the Portfolio's average daily net assets. This expense reimbursement shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with MCM.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Maxim Ariel MidCap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	112	350	606	1,340
Class L	137	428	739	1,624

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 23.97% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small ($2.05 billion to $5.16 billion as of December 31, 2010), medium ($5.16 billion to $14.80 billion as of December 31, 2010) or medium/large ($14.80 billion to $49.53 billion as of December 31, 2010) capitalization quintiles of the Russell 3000® Index. The Portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth.

The Portfolio also currently observes the following operating policies: actively seeking investment in companies that achieve excellence in both financial return and environmental soundness, and selecting issuers that take positive steps toward preserving our environment; and not investing in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Market Risk – Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Small and Medium Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them.

Value Stock Risk – The value investing approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Investment Style Risk – Returns from small- or mid-capitalization stocks and/or value stocks may trail returns from the overall stock market.

Sector Risk – Sector risk is a possibility that certain sectors of the economy (such as financial services, health or technology) may underperform other sectors or the market as a whole.

Over-the-Counter Risk – Over-the-Counter (OTC) listed companies may have limited product lines, markets or financial resources. Many OTC stocks may be less liquid and more volatile than exchange-listed stocks.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to possible loss of your original investment.

Performance

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the performance of the Portfolio's Initial Class for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. Class L shares performance would be lower than Initial Class performance because of the 12b-1 fees applicable to the Class L shares. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance contract, IRA, qualified retirement plan or college savings program. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.maximfunds.com (the web site does not form a part of this Prospectus).

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	September 2009	29.45%
Worst Quarter	December 2008	-29.57%

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Maxim Ariel MidCap Value Portfolio		One Year	Five Years	Ten Years
Initial Class		19.54%	5.01%	7.32%
Class L	[1]	19.54%	5.01%	7.32%
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)		25.48%	4.66%	6.54%
[1]	Class L shares are new and had not commenced operations as of the date of this Prospectus. For the periods prior to the commencement of operations of Class L shares, the performance information shown above is for the Portfolio's Initial Class shares and has not been adjusted to reflect the expenses of the Class L shares. Initial Class and Class L shares invest in the same portfolio of securities and will have substantially similar annual returns, except to the extent that the expenses borne by each share class differ. Class L shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets).